COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2013
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of common shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian dollars)
Outstanding at January 1, 2011	675,547	11,636
Issuance of common shares for cash	56,325	2,401
Outstanding at December 31, 2011	731,872	14,037
Issuance of common shares for cash	6,509	269
Outstanding at December 31, 2012	738,381	14,306
Issuance of common shares for cash	18,733	899
Outstanding at December 31, 2013	757,114	15,205

Schedule of dividends	The following table summarizes cash dividends paid:

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Cash dividends paid	1,285	1,226	1,163